Income Taxes (Schedule Of Significant Components Of Deferred Income Tax Assets And Liabilities) (Details) - USD ($) $ in Thousands	Jan. 31, 2015	Feb. 01, 2014
Income Tax Disclosure [Abstract]
Deferred Tax Assets: Employee benefits, compensation and insurance	$ 26,430	$ 15,264
Deferred Tax Assets: Accrued expenses	16,539	17,235
Deferred Tax Assets: Postretirement and postemployment benefit plans	862	746
Deferred Tax Assets: Deferred rent	6,285	6,255
Deferred Tax Assets: Accounts receivable reserves	7,563	7,052
Deferred Tax Assets: Net operating loss (“NOL”) carryforward/carryback	9,483	14,917
Deferred Tax Assets: Capital loss carryforward	5,188	5,145
Deferred Tax Assets: Foreign tax credit carryforward	1,098	4,236
Deferred Tax Assets: Other tax credit carryforward	0	3,591
Deferred Tax Assets: Inventory capitalization and inventory reserves	1,683	5,317
Deferred Tax Assets: Intangible assets	4,865	6,924
Deferred Tax Assets, Depreciation	3,957	0
Deferred Tax Assets: Other	1,907	4,923
Total deferred tax assets, before valuation allowance	85,860	91,605
Valuation allowance	(11,514)	(13,949)
Total deferred tax assets, net of valuation allowance	74,346	77,656
Deferred Tax Liabilities: Retirement plans	(23,822)	(29,608)
Deferred Tax Liabilities: LIFO inventory valuation	(56,525)	(51,460)
Deferred Tax Liabilities: Capitalized software	(12,721)	(15,729)
Deferred Tax Liabilities: Other	(1,118)	(1,966)
Deferred Tax Liabilities: Depreciation	0	(2,212)
Total deferred tax liabilities	(94,186)	(100,975)
Net deferred tax liability	$ (19,840)	$ (23,319)